FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Schedule of Classification of Financial Assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2026:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$690	$690
Accounts receivable and other (current and non-current)	—	2,145	2,145
Financial assets (current and non-current)(1)	114	—	114
Due from Brookfield Infrastructure	—	1,663	1,663
Total	$114	$4,498	$4,612

Financial liabilities
Accounts payable and other (current and non-current)	$—	$904	$904
Non-recourse borrowings (current and non-current)	—	12,786	12,786
Shares classified as financial liability(2)	—	5,392	5,392
Financial liabilities (current and non-current)(1)	57	—	57
Loans payable to Brookfield Infrastructure	—	100	100
Total	$57	$19,182	$19,239
1.Derivative instruments which are elected for hedge accounting totaling $66 million are included in financial assets and $57 million are included in financial liabilities.
2.Class B shares are also classified as financial liabilities due to their cash redemption feature. The class B shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$431	$431
Accounts receivable and other (current and non-current)	—	2,538	2,538
Financial assets (current and non-current)(1)	90	—	90
Due from Brookfield Infrastructure	—	1,574	1,574
Total	$90	$4,543	$4,633

Financial liabilities
Accounts payable and other (current and non-current)	$—	$921	$921
Non-recourse borrowings (current and non-current)	—	13,169	13,169
Shares classified as financial liability(2)	—	5,129	5,129
Financial liabilities (current and non-current)(1)	23	—	23
Loans payable to Brookfield Infrastructure	—	100	100
Total	$23	$19,319	$19,342
1.Derivative instruments which are elected for hedge accounting totaling $90 million are included in financial assets and $23 million are included in financial liabilities.
2.Class B shares are also classified as financial liabilities due to their cash redemption feature. The class B shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.

Schedule of Classification of Financial Liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2026:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$690	$690
Accounts receivable and other (current and non-current)	—	2,145	2,145
Financial assets (current and non-current)(1)	114	—	114
Due from Brookfield Infrastructure	—	1,663	1,663
Total	$114	$4,498	$4,612

Financial liabilities
Accounts payable and other (current and non-current)	$—	$904	$904
Non-recourse borrowings (current and non-current)	—	12,786	12,786
Shares classified as financial liability(2)	—	5,392	5,392
Financial liabilities (current and non-current)(1)	57	—	57
Loans payable to Brookfield Infrastructure	—	100	100
Total	$57	$19,182	$19,239
1.Derivative instruments which are elected for hedge accounting totaling $66 million are included in financial assets and $57 million are included in financial liabilities.
2.Class B shares are also classified as financial liabilities due to their cash redemption feature. The class B shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$431	$431
Accounts receivable and other (current and non-current)	—	2,538	2,538
Financial assets (current and non-current)(1)	90	—	90
Due from Brookfield Infrastructure	—	1,574	1,574
Total	$90	$4,543	$4,633

Financial liabilities
Accounts payable and other (current and non-current)	$—	$921	$921
Non-recourse borrowings (current and non-current)	—	13,169	13,169
Shares classified as financial liability(2)	—	5,129	5,129
Financial liabilities (current and non-current)(1)	23	—	23
Loans payable to Brookfield Infrastructure	—	100	100
Total	$23	$19,319	$19,342
1.Derivative instruments which are elected for hedge accounting totaling $90 million are included in financial assets and $23 million are included in financial liabilities.
2.Class B shares are also classified as financial liabilities due to their cash redemption feature. The class B shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.

Schedule of Carrying and Fair Values of Financial Assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2026, and December 31, 2025:

	June 30, 2026		December 31, 2025
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$690	$690	$431	$431
Accounts receivable and other (current and non-current)	2,145	2,145	2,538	2,538
Financial assets (current and non-current)	114	114	90	90
Due from Brookfield Infrastructure	1,663	1,663	1,574	1,574
Total	$4,612	$4,612	$4,633	$4,633

Financial liabilities
Accounts payable and other (current and non-current)	$904	$904	$921	$921
Non-recourse borrowings (current and non-current)(1)	12,786	12,471	13,169	12,940
Shares classified as financial liability(2)	5,392	5,392	5,129	5,129
Financial liabilities (current and non-current)	57	57	23	23
Loans payable to Brookfield Infrastructure	100	100	100	100
Total	$19,239	$18,924	$19,342	$19,113
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class B shares are also classified as financial liabilities due to their cash redemption feature. The class B shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2026	December 31, 2025
Interest rate swaps & other	Level 2(1)
Financial assets		$114	$90
Financial liabilities		57	23
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

Schedule of Carrying and Fair Values of Financial Liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2026, and December 31, 2025:

	June 30, 2026		December 31, 2025
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$690	$690	$431	$431
Accounts receivable and other (current and non-current)	2,145	2,145	2,538	2,538
Financial assets (current and non-current)	114	114	90	90
Due from Brookfield Infrastructure	1,663	1,663	1,574	1,574
Total	$4,612	$4,612	$4,633	$4,633

Financial liabilities
Accounts payable and other (current and non-current)	$904	$904	$921	$921
Non-recourse borrowings (current and non-current)(1)	12,786	12,471	13,169	12,940
Shares classified as financial liability(2)	5,392	5,392	5,129	5,129
Financial liabilities (current and non-current)	57	57	23	23
Loans payable to Brookfield Infrastructure	100	100	100	100
Total	$19,239	$18,924	$19,342	$19,113
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class B shares are also classified as financial liabilities due to their cash redemption feature. The class B shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2026	December 31, 2025
Interest rate swaps & other	Level 2(1)
Financial assets		$114	$90
Financial liabilities		57	23
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.